UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2019

Item 1. Schedule of Investments.

LHA Market StateTM U.S. Tactical ETF
Schedule of Investments
September 30, 2019 (Unaudited)

Shares	Description	Value
	EXCHANGE-TRADED FUNDS - 81.3% (a)
84,257	VictoryShares US 500 Volatility Wtd ETF (b)	$4,461,408
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,137,168)	4,461,408

	SHORT-TERM INVESTMENTS - 11.9%
	Money Market Funds - 11.9%
325,424	First American Government Obligations Fund, Class X, 1.86% (c)	325,424
325,423	First American Treasury Obligations Fund, Class X, 1.87% (c)	325,423
	TOTAL SHORT-TERM INVESTMENTS (Cost $650,847)	650,847

	TOTAL INVESTMENTS - 93.2% (Cost $4,788,015)	5,112,255
	Other Assets in Excess of Liabilities - 6.8%	371,737
	NET ASSETS - 100.0%	$5,483,992

Percentages are stated as a percentage of net assets.

(a)
To the extent that the Fund invests more heavily in underlying investment companies of certain sectors or strategies, its performance will be especially sensitive to developments that significantly affect those sectors or strategies.

(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	Annualized seven-day yield as of September 30, 2019.

Summary of Fair Value Disclosure at September 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2019:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$4,461,408	$-	$-	$4,461,408
Short-Term Investments	650,847	-	-	650,847
Total Investments in Securities	$5,112,255	$-	$-	$5,112,255

For the period ended September 30, 2019, the Fund did not recognize any transfers into or out of Level 3.
The average monthly value of short and long futures during the period ended September 30, 2019 was $(2,151,578) and $458,67, respectively.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)       /s/ Kristina R. Nelson
  Kristina R. Nelson, President (principal executive officer)

Date         11/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date         11/11/19

By (Signature and Title)*        /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date         11/11/19
* Print the name and title of each signing officer under his or her signature.